ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of accumulated other comprehensive income
Balance at the beginning of the period	$ 12,850
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Balance at the end of the period	11,394	12,850
Unrealized gain on marketable equity securities
Movement of accumulated other comprehensive income
Balance at the beginning of the period		1,368	455
Unrealized gain on marketable equity securities		149	1,280
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Balance at the end of the period			1,368
Foreign currency translation
Movement of accumulated other comprehensive income
Balance at the beginning of the period	12,850	11,015	9,512
Foreign currency translation adjustment	12	1,835	1,503
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Balance at the end of the period	11,394	12,850	11,015
Accumulated Other Comprehensive Income
Movement of accumulated other comprehensive income
Balance at the beginning of the period	12,850	12,383	9,967
Foreign currency translation adjustment	12	1,835	1,503
Unrealized gain on marketable equity securities		149	1,280
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Balance at the end of the period	$ 11,394	$ 12,850	$ 12,383